Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB RELATIVE VALUE FUND, INC.
Entity Central Index Key	0000029292
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000027914
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Advisor Class
Trading Symbol	CBBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 31, 2025, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the largest detractor from performance, with negative impacts most pronounced in the communication services, information technology and financials sectors. Sector allocation also detracted, particularly due to underweights in consumer staples and materials, as well as overweights in health care and cash.

Contributions from security selection within health care and consumer staples helped offset some of these losses. Sector allocation to consumer discretionary and industrials provided additional support, though not enough to overcome the negative effects from other areas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
10/15	$10,000	$10,000	$10,000
10/16	$10,201	$10,451	$10,637
10/17	$12,454	$12,921	$12,528
10/18	$13,401	$13,870	$12,909
10/19	$14,684	$15,857	$14,356
10/20	$13,116	$17,397	$13,270
10/21	$19,613	$24,862	$19,077
10/22	$19,120	$21,230	$17,742
10/23	$19,269	$23,383	$17,766
10/24	$24,679	$32,272	$23,269
10/25	$26,036	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	5.50%	14.70%	10.04%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,777,284,240
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,675,841
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,777,284,240
# of Portfolio Holdings	77
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (Net)	$9,675,841

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Sector	% of Net Assets
Health Care	20.4%
Financials	19.2%
Industrials	17.3%
Consumer Discretionary	9.8%
Information Technology	9.2%
Energy	6.8%
Communication Services	6.7%
Consumer Staples	6.4%
Materials	2.0%
Real Estate	1.8%
Short-Term Investments	2.4%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$88,505,615	5.0%
JPMorgan Chase & Co.	$87,047,331	4.9%
Berkshire Hathaway, Inc. - Class B	$68,207,515	3.8%
RTX Corp.	$63,025,494	3.5%
Walmart, Inc.	$48,202,152	2.7%
Chevron Corp.	$39,736,135	2.2%
Citigroup, Inc.	$38,507,487	2.2%
Cisco Systems, Inc.	$37,357,748	2.1%
Agilent Technologies, Inc.	$37,077,379	2.1%
Lowe's Cos., Inc.	$36,593,437	2.1%
Total	$544,260,293	30.6%

Material Fund Change [Text Block]
C000027911
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class A
Trading Symbol	CABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABDX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 31, 2025, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the largest detractor from performance, with negative impacts most pronounced in the communication services, information technology and financials sectors. Sector allocation also detracted, particularly due to underweights in consumer staples and materials, as well as overweights in health care and cash.

Contributions from security selection within health care and consumer staples helped offset some of these losses. Sector allocation to consumer discretionary and industrials provided additional support, though not enough to overcome the negative effects from other areas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
10/15	$9,575	$10,000	$10,000
10/16	$9,748	$10,451	$10,637
10/17	$11,848	$12,921	$12,528
10/18	$12,724	$13,870	$12,909
10/19	$13,907	$15,857	$14,356
10/20	$12,398	$17,397	$13,270
10/21	$18,507	$24,862	$19,077
10/22	$17,989	$21,230	$17,742
10/23	$18,080	$23,383	$17,766
10/24	$23,095	$32,272	$23,269
10/25	$24,282	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	5.14%	14.39%	9.75%
Class A (with sales charges)	0.66%	13.42%	9.28%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,777,284,240
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,675,841
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,777,284,240
# of Portfolio Holdings	77
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (Net)	$9,675,841

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Sector	% of Net Assets
Health Care	20.4%
Financials	19.2%
Industrials	17.3%
Consumer Discretionary	9.8%
Information Technology	9.2%
Energy	6.8%
Communication Services	6.7%
Consumer Staples	6.4%
Materials	2.0%
Real Estate	1.8%
Short-Term Investments	2.4%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$88,505,615	5.0%
JPMorgan Chase & Co.	$87,047,331	4.9%
Berkshire Hathaway, Inc. - Class B	$68,207,515	3.8%
RTX Corp.	$63,025,494	3.5%
Walmart, Inc.	$48,202,152	2.7%
Chevron Corp.	$39,736,135	2.2%
Citigroup, Inc.	$38,507,487	2.2%
Cisco Systems, Inc.	$37,357,748	2.1%
Agilent Technologies, Inc.	$37,077,379	2.1%
Lowe's Cos., Inc.	$36,593,437	2.1%
Total	$544,260,293	30.6%

Material Fund Change [Text Block]
C000027913
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class C
Trading Symbol	CBBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.64%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 31, 2025, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the largest detractor from performance, with negative impacts most pronounced in the communication services, information technology and financials sectors. Sector allocation also detracted, particularly due to underweights in consumer staples and materials, as well as overweights in health care and cash.

Contributions from security selection within health care and consumer staples helped offset some of these losses. Sector allocation to consumer discretionary and industrials provided additional support, though not enough to overcome the negative effects from other areas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
10/15	$10,000	$10,000	$10,000
10/16	$10,121	$10,451	$10,637
10/17	$12,223	$12,921	$12,528
10/18	$13,022	$13,870	$12,909
10/19	$14,133	$15,857	$14,356
10/20	$12,492	$17,397	$13,270
10/21	$18,526	$24,862	$19,077
10/22	$17,854	$21,230	$17,742
10/23	$17,832	$23,383	$17,766
10/24	$22,601	$32,272	$23,269
10/25	$23,595	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	4.40%	13.56%	8.96%
Class C (with sales charges)	3.45%	13.56%	8.96%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,777,284,240
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,675,841
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,777,284,240
# of Portfolio Holdings	77
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (Net)	$9,675,841

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Sector	% of Net Assets
Health Care	20.4%
Financials	19.2%
Industrials	17.3%
Consumer Discretionary	9.8%
Information Technology	9.2%
Energy	6.8%
Communication Services	6.7%
Consumer Staples	6.4%
Materials	2.0%
Real Estate	1.8%
Short-Term Investments	2.4%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$88,505,615	5.0%
JPMorgan Chase & Co.	$87,047,331	4.9%
Berkshire Hathaway, Inc. - Class B	$68,207,515	3.8%
RTX Corp.	$63,025,494	3.5%
Walmart, Inc.	$48,202,152	2.7%
Chevron Corp.	$39,736,135	2.2%
Citigroup, Inc.	$38,507,487	2.2%
Cisco Systems, Inc.	$37,357,748	2.1%
Agilent Technologies, Inc.	$37,077,379	2.1%
Lowe's Cos., Inc.	$36,593,437	2.1%
Total	$544,260,293	30.6%

Material Fund Change [Text Block]
C000027917
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class I
Trading Symbol	CBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 31, 2025, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the largest detractor from performance, with negative impacts most pronounced in the communication services, information technology and financials sectors. Sector allocation also detracted, particularly due to underweights in consumer staples and materials, as well as overweights in health care and cash.

Contributions from security selection within health care and consumer staples helped offset some of these losses. Sector allocation to consumer discretionary and industrials provided additional support, though not enough to overcome the negative effects from other areas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Value Index
10/15	$10,000	$10,000	$10,000
10/16	$10,194	$10,451	$10,637
10/17	$12,452	$12,921	$12,528
10/18	$13,411	$13,870	$12,909
10/19	$14,701	$15,857	$14,356
10/20	$13,123	$17,397	$13,270
10/21	$19,628	$24,862	$19,077
10/22	$19,139	$21,230	$17,742
10/23	$19,281	$23,383	$17,766
10/24	$24,711	$32,272	$23,269
10/25	$26,044	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	5.40%	14.69%	10.05%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,777,284,240
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,675,841
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,777,284,240
# of Portfolio Holdings	77
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (Net)	$9,675,841

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Sector	% of Net Assets
Health Care	20.4%
Financials	19.2%
Industrials	17.3%
Consumer Discretionary	9.8%
Information Technology	9.2%
Energy	6.8%
Communication Services	6.7%
Consumer Staples	6.4%
Materials	2.0%
Real Estate	1.8%
Short-Term Investments	2.4%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$88,505,615	5.0%
JPMorgan Chase & Co.	$87,047,331	4.9%
Berkshire Hathaway, Inc. - Class B	$68,207,515	3.8%
RTX Corp.	$63,025,494	3.5%
Walmart, Inc.	$48,202,152	2.7%
Chevron Corp.	$39,736,135	2.2%
Citigroup, Inc.	$38,507,487	2.2%
Cisco Systems, Inc.	$37,357,748	2.1%
Agilent Technologies, Inc.	$37,077,379	2.1%
Lowe's Cos., Inc.	$36,593,437	2.1%
Total	$544,260,293	30.6%

Material Fund Change [Text Block]
C000132087
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class Z
Trading Symbol	CBBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 31, 2025, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the largest detractor from performance, with negative impacts most pronounced in the communication services, information technology and financials sectors. Sector allocation also detracted, particularly due to underweights in consumer staples and materials, as well as overweights in health care and cash.

Contributions from security selection within health care and consumer staples helped offset some of these losses. Sector allocation to consumer discretionary and industrials provided additional support, though not enough to overcome the negative effects from other areas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 1000 Value Index
10/15	$10,000	$10,000	$10,000
10/16	$10,204	$10,451	$10,637
10/17	$12,467	$12,921	$12,528
10/18	$13,415	$13,870	$12,909
10/19	$14,699	$15,857	$14,356
10/20	$13,130	$17,397	$13,270
10/21	$19,667	$24,862	$19,077
10/22	$19,194	$21,230	$17,742
10/23	$19,324	$23,383	$17,766
10/24	$24,794	$32,272	$23,269
10/25	$26,148	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	5.46%	14.77%	10.09%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,777,284,240
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,675,841
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,777,284,240
# of Portfolio Holdings	77
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (Net)	$9,675,841

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Sector	% of Net Assets
Health Care	20.4%
Financials	19.2%
Industrials	17.3%
Consumer Discretionary	9.8%
Information Technology	9.2%
Energy	6.8%
Communication Services	6.7%
Consumer Staples	6.4%
Materials	2.0%
Real Estate	1.8%
Short-Term Investments	2.4%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$88,505,615	5.0%
JPMorgan Chase & Co.	$87,047,331	4.9%
Berkshire Hathaway, Inc. - Class B	$68,207,515	3.8%
RTX Corp.	$63,025,494	3.5%
Walmart, Inc.	$48,202,152	2.7%
Chevron Corp.	$39,736,135	2.2%
Citigroup, Inc.	$38,507,487	2.2%
Cisco Systems, Inc.	$37,357,748	2.1%
Agilent Technologies, Inc.	$37,077,379	2.1%
Lowe's Cos., Inc.	$36,593,437	2.1%
Total	$544,260,293	30.6%

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